Segment reporting (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Schedule of operating segments
The Group's internal organizational and management structure does not distinguish any geographical segments.

(in thousands of USD)	For the six month period ended				For the six month period ended
	June 30, 2022				June 30, 2021*

	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total

Revenue	255,239	29,166	(21,343)	263,062	208,996	24,786	(25,648)	208,134

Profit (loss) before income tax	(69,876)	17,661	(984)	(53,199)	(174,774)	13,877	(1,311)	(162,208)

(in thousands of USD)	June 30, 2022				December 31, 2021

	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total

Non-current assets	3,212,047	238,222	(625)	3,449,644	3,239,540	105,350	(35,774)	3,309,116

Current assets	504,279	135,410	(986)	638,703	459,864	10,478	(10,935)	459,407

TOTAL ASSETS	3,716,326	373,632	(1,611)	4,088,347	3,699,404	115,828	(46,709)	3,768,523

Equity	1,700,216	219,793	—	1,920,009	1,891,483	69,099	—	1,960,582

Non-current liabilities	1,732,262	131,626	(450)	1,863,438	1,486,908	22,000	(22,000)	1,486,908

Current liabilities	283,848	22,213	(1,161)	304,900	321,013	24,729	(24,709)	321,033

TOTAL LIABILITIES	3,716,326	373,632	(1,611)	4,088,347	3,699,404	115,828	(46,709)	3,768,523

* To improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost & revenue elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised.